Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax receivables	$ 22,228		$ 24,342
Income taxes payable	27,940		$ 28,086
Income tax expense	9,439	$ 10,346
Net discrete tax expense	$ 935
Effective tax rate	33.40%
Estimated effective tax rate	30.10%
Uncertain tax position	$ 14,096
Income tax penalties and interest accrued	$ 3,495